GENERAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General [Abstract]
Net loss	$ (22,133)	$ (19,569)	$ (12,736)
Accumulated deficit	235,883	213,750
Negative cash flow from operations	(20,667)	(17,891)	$ (11,469)
Cash and cash equivalents	$ 28,083	$ 67,896